Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 2,885	$ 3,985
Restricted cash		159	124
Marketable debt securities		5,881	7,025
Short-term deposits		2,465	7,146
Other receivables		323	347
Total current assets		11,713	18,627
Property and equipment, net		48
Other intangible assets, net		4,642
Goodwill		1,764
Operating lease right of use asset		116
Total non-current assets		6,570
Total assets		18,283	18,627
Current liabilities
Trade payables		1,897	2,003
Other payables		834	842
Operating lease liabilities		83
Total current liabilities		2,814	2,845
Non-current liabilities
Contingent Consideration		1,617
Deferred tax liability		1,068
Operating lease liabilities, net of current portion		46
Total non-current liabilities		2,731
Stockholders’ equity
Ordinary shares par value NIS 14.4 per share; Authorized 112,500,000; Issued and outstanding: 1,001,394 shares as of June 30, 2026 and 822,674 shares as of December 31, 2025 ()	[1]	4,265	3,408
Additional paid-in capital		224,215	223,455
Accumulated other comprehensive loss		(331)	(303)
Accumulated deficit		(215,411)	(210,778)
Total stockholders’ equity		12,738	15,782
Total liabilities and stockholders’ equity		$ 18,283	$ 18,627

[1]	Retroactively adjusted (See Note 3.1)